Share Capital - Schedule of Issued and Outstanding Common Shares (Details) - Issued Capital [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share Capital [Line Items]
Balance (In shares)	568,021	22,402
Balance (in Dollars)	$ 61,752,305	$ 46,125,397
Shares issued on conversion of convertible note (In shares)		19,209
Shares issued on conversion of convertible note (in Dollars)		$ 4,129,524
Shares issued for ELOC (In shares)	1,283,950	23,830
Shares issued for ELOC (in Dollars)	$ 7,349,396	$ 1,999,777
Warrant exchange (In shares)		1,104
Warrant exchange (in Dollars)		$ 192,060
Shares issued to third party advisors (In shares)	15,242	586
Shares issued to third party advisors (in Dollars)	$ 60,000	$ 241,379
Shares issued on conversion of promissory notes (In shares)		8,878
Shares issued on conversion of promissory notes (in Dollars)		$ 530,692
Shares issued on RSU exercise (In shares)	4,838
Shares issued on RSU exercise (in Dollars)	$ 16,884
Number of Common shares, Share issuance costs
Share issuance costs (in Dollars)	$ (293,975)	$ (278,141)
Balance (In shares)	1,872,051	76,009
Balance (in Dollars)	$ 68,884,610	$ 52,940,688